FEDERAL INCOME TAX STATUS	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Plan is exempt from Puerto Rico income taxes under the provisions of the Puerto Rican Internal Revenue Code (the “PRIRC”), enacted on January 31, 2011. The 2011 PRIRC replaced the 1994 PRIRC, as amended. The 2011 PRIRC modified rules concerning contribution limits, coverage requirements, non-discrimination testing, and other matters. The 2011 PRIRC also provided for certain changes applicable to plans sponsored by entities under common control. These changes were effective for periods commencing after December 31, 2010, with certain additional requirements beginning January 1, 2012. Also, the Internal Revenue Service has determined and informed the Plan Sponsor by a letter dated January 22, 2018, and the Puerto Rico Treasury Department by a letter dated October 26, 2020 that the Plan and related trust were designed in accordance with applicable requirements of the Internal Revenue Code (IRC) and the PRIRC. The Plan is subject to routine audits by taxing jurisdictions at any time. The Plan has been amended since receiving the latest IRS determination letter. The Companies and Plan management believe that the Plan is currently designed and operated in compliance with the applicable requirements of the 2011 PRIRC and the IRC, and the Plan and the related trust continue to be tax-exempt. Therefore, no provision for income taxes has been reflected in the Plan’s financial statements.